Regulatory Matters and Insurance of Accounts - Schedule of Information Concerning Regulatory Capital of the Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulated Operations [Abstract]
Total Capital, Actual	$ 171,660	$ 164,082
Tier 1 Leverage Capital, Actual	164,710	157,313
Tier 1 Risk Based Capital, Actual	164,710	157,313
Total Capital, For Capital Adequacy Purposes	86,170	86,309
Tier 1 Leverage Capital, For Capital Adequacy Purposes	72,305	72,355
Tier 1 Risk Based Capital, For Capital Adequacy Purposes	43,085	43,154
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	107,713	107,886
Tier 1 Leverage Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	90,381	90,444
Tier 1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 64,628	$ 64,732
Total Capital (to Risk Weighted Assets), Actual	15.94%	15.21%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), Actual	9.11%	8.70%
Tier 1 Risk Based Capital (to Risk Weighted Assets), Actual	15.29%	14.58%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes	8.00%	8.00%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Risk Based Capital (to Risk Weighted Assets), For Capital Adequacy Purposes	4.00%	4.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	10.00%	10.00%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	5.00%	5.00%
Tier 1 Risk Based Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	6.00%	6.00%